Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in the Trust Account	$ 207,091,906	$ 204,113,336